INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	6 Months Ended
Dec. 31, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.   INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.1.   Cash and cash equivalents

	12/31/2025	06/30/2025
Cash at bank and on hand	9,173,159	19,488,145
Mutual funds	1,891,524	13,206,934
	11,064,683	32,695,079

5.2.   Other financial assets

	12/31/2025	06/30/2025
Current
Mutual funds	—	144,606
Trusts	1,203,762	895,660
Shares of Moolec Science S.A.	38,278	976,425
Other investments	273,105	23,347
	1,515,145	2,040,038

	12/31/2025	06/30/2025
Non-current
Other investments	49	58
	49	58

5.3.   Trade receivables

	12/31/2025	06/30/2025
Current
Trade debtors	160,803,234	171,840,254
Allowance for impairment of trade debtors	(15,282,223)	(13,847,745)
Shareholders and other related parties (Note 15)	—	122
Allowance for credit notes to be issued	(1,069,633)	(711,663)
Trade debtors - Joint ventures and associates (Note 15)	456,672	4,179
Deferred checks	10,023,473	8,574,786
	154,931,523	165,859,933

	12/31/2025	06/30/2025
Non-current
Trade debtors	1,098,778	2,123,463
Allowance for impairment of trade debtors	(48,196)	(275,718)
Shareholders and other related parties (Note 15)	45,665	249,579
Trade debtors - Joint ventures and associates (Note 15)	170,491	409,510
	1,266,738	2,506,834

The book value is reasonably approximate to the fair value given its short-term nature.

5.4.   Other receivables

	12/31/2025	06/30/2025
Current
Taxes	7,498,508	8,884,305
Shareholders and other related parties (Note 15)	79,854	77,045
Other receivables – Joint ventures and associates (Note 15)	200,000	200,000
Prepayments to suppliers	6,341,644	5,834,158
Prepaid expenses and other receivables	231,222	251,590
Miscellaneous	992,455	614,883
	15,343,683	15,861,981

	12/31/2025	06/30/2025
Non-current
Taxes	468,511	576,538
Shareholders and other related parties (Note 15)	2,928,121	2,698,047
Other receivables – Joint ventures and associates (Note 15)	19,461,731	18,947,793
Reimbursements over exports	1,286,323	1,204,269
Loans receivables	230,000	230,000
Miscellaneous	—	3,883
	24,374,686	23,660,530

5.5.   Inventories

	12/31/2025	06/30/2025
Seeds	4,392,180	5,317,730
Resale products	30,369,865	42,228,777
Manufactured products	16,637,015	13,648,705
Goods in transit	3,054,636	6,024,201
Supplies	12,191,532	19,286,246
Agricultural products	1,464,609	4,612,064
Allowance for obsolescence	(3,320,292)	(3,506,454)
	64,789,545	87,611,269

Net of agricultural products	63,324,936	82,999,205

5.6.   Property, plant and equipment

Property, plant and equipment as of December 31, 2025 and 2024 included the following:

	Net carrying				Subjects to	Depreciation	Foreign	Net carrying
	amount				foreclosure	of the period	currency	amount
Class	06/30/2025	Additions	Transfers	Disposals	(Note 4)	(1)	translation	12/31/2025
Office equipment	369,451	9,601	—	—	—	(37,761)	(1,746)	339,545
Vehicles	1,337,784	—	—	(25,338)	—	(314,395)	(3,101)	994,950
Equipment and computer software	331,763	18,706	—	(1,166)	—	(118,020)	(2,215)	229,068
Fixtures and fittings	2,159,631	—	97,491	—	(77,040)	(437,578)	17,859	1,760,363
Machinery and equipment	14,441,869	120,710	334,265	—	(5,778,571)	(1,956,297)	(55,145)	7,106,831
Land and buildings	39,076,126	13,410	—	—	(3,968,509)	(517,862)	(6,184)	34,596,981
Buildings in progress	16,858,762	1,983,572	(431,756)	—	(2,347,780)	—	(4,957)	16,057,841
Total	74,575,386	2,145,999	—	(26,504)	(12,171,900)	(3,381,913)	(55,489)	61,085,579

	Net carrying				Depreciation	Foreign	Net carrying
	amount				of the period	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	(1)	translation	12/31/2024
Office equipment	410,338	17,929	—	—	(39,218)	(15,717)	373,332
Vehicles	2,200,349	29,675	—	(8,272)	(447,262)	(1,330)	1,773,160
Equipment and computer software	507,469	26,008	—	—	(119,943)	(28,600)	384,934
Fixtures and fittings	2,786,470	8,834	—	—	(454,316)	59	2,341,047
Machinery and equipment	16,710,328	474,971	73,221	—	(1,464,721)	(364,814)	15,428,985
Land and buildings	39,677,902	—	46,431	—	(509,724)	(260,985)	38,953,624
Buildings in progress	12,280,422	3,521,132	(119,652)	—	—	(35,741)	15,646,161
Total	74,573,278	4,078,549	—	(8,272)	(3,035,184)	(707,128)	74,901,243
(1)

For the periods ended December 31, 2025 and December 31, 2024, depreciation expense of $1,155,709 and $634,542, respectively, related to property, plant and equipment has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.

The depreciation charge is included in Notes 6.3 and 6.4. The Group has no commitments to purchase property, plant and equipment items.

5.7.   Intangible assets

Intangible assets as of December 31, 2025 and 2024 included the following:

	Net carrying			Subjects to	Amortization	Foreign	Net carrying
	amount		Transfers/	foreclosure	of the period	currency	amount
Class	06/30/2025	Additions	Disposals	(Note 4)	(1)	translation	12/31/2025
Seed and integrated products
HB4 technology and breeding program	36,464,171	347,876	—	—	(1,132,072)	—	35,679,975
Integrated seed products	2,526,410	—	—	—	(95,785)	12,458	2,443,083
Crop nutrition
Microbiological products	43,570,817	—	—	(38,014,989)	(2,066,885)	62,401	3,551,344
Microbiological products in progress	11,909,700	1,473,457	(2,602)	(8,187,674)	—	—	5,192,881
Other intangible assets
Trademarks and patents	46,201,854	14,990	—	(41,664,092)	(1,857,857)	—	2,694,895
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	—	—	7,827,309
Software	1,313,947	—	33,584	—	(305,800)	—	1,041,731
Software in progress	609,953	17,627	(33,584)	—	—	—	593,996
Customer loyalty	20,268,101	—	—	(1,282,292)	(677,998)	—	18,307,811
RG/RS/OX Wheat in progress	10,480,817	—	—	—	(524,041)	—	9,956,776
Total	181,173,079	1,853,950	(2,602)	(89,149,047)	(6,660,438)	74,859	87,289,801

	Net carrying			Amortization	Foreign	Net carrying
	amount		Transfers/	of the period	currency	amount
Class	06/30/2024	Additions	Disposals	(1)	translation	12/31/2024
Seed and integrated products
HB4 technology and breeding program	35,574,371	2,392,794	—	(1,051,883)	—	36,915,282
Integrated seed products	2,681,826	—	—	(97,479)	47,642	2,631,989
Crop nutrition
Microbiological products	41,187,249	—	—	(1,813,650)	—	39,373,599
Microbiological products in progress	10,452,861	2,629,995	—	—	(6,916)	13,075,940
Other intangible assets
Trademarks and patents	47,906,064	133,595	—	(2,040,315)	—	45,999,344
Trademarks and patents with indefinite useful lives	10,045,294	—	—	—	(4,626)	10,040,668
Software	1,827,983	—	137,598	(255,684)	(103)	1,709,794
Software in progress	580,728	150,777	(137,598)	—	—	593,907
Customer loyalty	21,636,760	—	—	(685,235)	—	20,951,525
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	5,000,000
Total	176,893,136	5,307,161	—	(5,944,246)	35,997	176,292,048
(1)

For the periods ended December 31, 2025 and December 31, 2024, amortization expense of $3,630,043 and $3,579,741, respectively, related to intangible assets has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.

The amortization charge is included in Notes 6.3 and 6.4.

5.8.   Goodwill

	12/31/2025	06/30/2025
Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,322	7,523,322
Pro farm Group, Inc. (Note 4)	—	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
	36,073,683	112,163,432

5.9.   Trade and other payables

	12/31/2025	06/30/2025
Current
Trade creditors	78,721,093	87,073,151
Shareholders and other related parties (Note 15)	805,903	286,172
Trade creditors - Parent company (Note 15)	—	878,874
Trade creditors - Joint ventures and associates (Note 15)	3,815,299	3,625,406
Taxes	5,847,258	3,283,856
Miscellaneous	218,877	1,285,145
	89,408,430	96,432,604

Non-current
Trade creditors	—	4,785,300
Trade creditors - Joint ventures and associates (Note 15)	51,650,942	43,696,426
	51,650,942	48,481,726

5.10.   Borrowings

	12/31/2025	06/30/2025
Current
Bank borrowings	66,710,152	93,752,214
Corporate bonds	23,353,076	25,265,276
Trust debt securities	—	710,636
	90,063,228	119,728,126
Non-current
Bank borrowings	10,626,252	12,271,490
Corporate bonds	23,529,711	25,926,536
	34,155,963	38,198,026

The carrying value of some borrowings as of December 31, 2025 are measured at amortized cost and differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	12/31/2025		06/30/2025
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	66,710,152	59,665,995	93,752,214	83,183,234
Corporate Bonds	23,353,076	21,794,794	25,265,276	22,529,823

Non-current
Bank borrowings	10,626,252	7,820,114	12,271,490	9,402,501
Corporate Bonds	23,529,711	18,018,086	25,926,536	18,732,545

Cooperatieve Rabobank U.A.

In January 2025, we completed a $20 million financing agreement with Coöperatieve Rabobank U.A. (“Rabobank”) The capital will be repaid in seven semi-annual installments between June 15, 2026, and June 15, 2029. The annual interest rate is Term SOFR plus a margin ranging from 5.15% to 6.15%, with interest payable semi-annually at the end of each interest period.

As a result of market conditions described in Note 2, our performance indicators were affected, leading us to exceed the thresholds established in Rabobank’s agreement for both the Net Financial Debt to EBITDA ratio and the Current Liquidity ratio. However, on September 5, 2025, we reached a waiver and amendment agreement under which Rabobank agreed to waive the breach of these ratios for the fiscal year ended June 30, 2025. Nevertheless, since the waiver was granted after the closing date of these financial statements, we were unable to demonstrate, as of June 30, 2025, an unconditional right to defer settlement of the liability for at least twelve months. Accordingly, we reclassified the loan as a current liability.

In addition to the waiver, the amendment sets forth the following key financial provisions that our subsidiary, Rizobacter, is required to comply with: (i) new progressive limits for the Net Financial Debt to EBITDA ratio, starting at 6.00x as of September 30, 2025, and gradually decreasing to 2.75x by September 30, 2027; (ii) a maximum gross financial debt cap, ranging between USD 105 million and USD 130 million on a quarterly basis; (iii) a restriction on granting new intercompany loans (financial or commercial) that exceed the amounts in effect at the time of signing the agreement, unless funds are provided by the parent company; and (iv) for the fiscal years ending in June 2026 and 2027, capital investments will be limited to maintenance purposes only.

Notwithstanding these amendments, as of December 31, 2025, Pro Farm Technologies Oy breached one of the financial covenants stipulated in the agreement. As a result, and due to the joint liability assumed by the Group, the full outstanding balance of the facility of $20 million of capital plus accrued interest were reclassified as a current liability as of the reporting date.

Corporate bonds

On February 26, 2026, Rizobacter Argentina S.A. obtained the consent of holders representing at least 70% of the outstanding principal to refinance its Series VIII Class B Corporate bonds, originally issued for $5.1 million, with an outstanding principal of $3.8 million, an original maturity date of February 10, 2026, and bearing interest at 3.98%. As a result, the terms of the bonds were amended to include: (i) an increase of the interest rate to 9.0%, payable semi-annually; (ii) an extension of the final maturity to 42 months from the settlement date; and (iii) a revised amortization schedule consisting of an initial 20% repayment at settlement and the remaining balance payable in installments through final maturity.

As part of the transaction, Rizobacter committed to pursue a broader refinancing of Series IX and Series X, with outstanding capital of $16.7 million and $25.9 million, respectively. If such broader refinancing is not successfully completed, the amended Series VIII Class B Corporate bonds would become subject to early maturity on June 20, 2026, requiring payment of all outstanding principal and accrued interest on that date.

5.11.   Secured notes

For the reasons outlined in Notes 2 and 4, since June 30, 2025, the Group has been unable to demonstrate an unconditional right to defer settlement of the liability for at least twelve months. Accordingly, the liability was reclassified as current as of that date. As of December 31, 2025, a total of $7.4 million had been accrued as a prepayment premium fee, of which $4.7 million had already been recognized as of June 2025.

5.12.   Consideration for acquisition

	12/31/2025	06/30/2025
Current
Consideration for acquisition of assets	791,280	1,761,274
	791,280	1,761,274
Non-current
Consideration for acquisition of assets	372,373	397,774
	372,373	397,774

In July 2025, we partially settled the contingent consideration related to the Pro Farm acquisition, assumed as part of the business combination with Pro Farm Inc. (formerly Marrone Bio Innovations, Inc.), through the delivery of 237,054 treasury shares and the issuance of 220 new shares. As of December 31, 2025, an additional amount equivalent to 5,954 shares remains outstanding.

5.13.   Employee benefits and social security

	12/31/2025	06/30/2025
Salaries, accrued incentives, vacations and social security	4,779,985	6,108,130
Key management personnel (Note 16)	184,436	65,882
	4,964,421	6,174,012

5.14.   Deferred revenue and advances from customers

	12/31/2025	06/30/2025
Current
Advances from customers	2,497,944	4,282,668
	2,497,944	4,282,668
Non-current
Deferred revenue	1,436,912	1,436,912
	1,436,912	1,436,912